Financial Risk Management - Information about Financial Assets and Liabilities That Accrues Interest Considering Applicable Rate (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	$ 3,180	$ 2,899	$ 2,795
Financial liabilities	10,198	$ 9,868	$ 10,420
Interest rate risk [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	564
Financial liabilities	7,088
Interest rate risk [member] | Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	563
Financial liabilities	6,606
Interest rate risk [member] | Variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	1
Financial liabilities	$ 482